Capital and financial risk management - Changes in assets and liabilities arising from financing activities - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Fair value of financial instruments
Borrowings	€ 52,955	€ 41,421
Net receivable in relation to financial instruments	1,190	246
Financial liabilities at carrying value	1,844	1,838
Other payables in relation to the share buyback programme	823
Cash outflow in relation to the share buyback programme	475	0
Financing costs	2,088	€ 1,074	€ 1,406
Long term spectrum licence payables and reclassifications between financial liabilities and other investments	€ 1,919